Long-Term Debt - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs	101.00%
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation	$ 200,000,000
Outstanding letters of credit	46,263,000
Additional interest expense	$ 1,280,000	$ 1,188,000	$ 1,108,000
New Term Loan Facility | 2015
Debt Instrument [Line Items]
Quarterly principal payment under under the term loan facility	1.25%
New Term Loan Facility | There After
Debt Instrument [Line Items]
Quarterly principal payment under under the term loan facility	1.875%
Minimum
Debt Instrument [Line Items]
Reduction of consolidated debt in the debt ratio calculation	$ 50,000,000
Including Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant	3.50
Excluding Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant	3.75
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	$ 350,000,000
Senior unsecured revolving facility, maturity period	5 years
Debt instrument maturity period	Nov. 29, 2018
Outstanding letters of credit	$ 2,507,000	2,507,000
Short-term Line of Credit
Debt Instrument [Line Items]
Credit facility commitment	5,000,000
Outstanding borrowing under credit facility	$ 0	$ 0
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Interest rate on notes	6.60%
Maturity date	2018
Senior notes	$ 300,000,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements	$ 1,400,000
7% Debentures, Due 2025
Debt Instrument [Line Items]
Interest rate on notes	7.00%
Maturity date	2025
Senior notes	$ 125,000,000
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Interest rate on notes	6.25%
Maturity date	2037
Senior notes	$ 230,000,000
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Interest rate on notes	4.25%
Maturity date	2024
Senior notes	$ 400,000,000
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Maturity date	2017	2017
Senior notes	$ 300,000,000
Floating Rate Notes, Due 2017 | Three-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.10%
Term Loan Facility
Debt Instrument [Line Items]
Credit facility commitment	$ 250,000,000
Amended | Maximum | Texas Industries Inc.
Debt Instrument [Line Items]
Amendment consolidated EBITDA		$ 95,000,000
Acquisition integration expenses		$ 70,000,000
Amended | Senior Notes Due Twenty Twenty | Texas Industries Inc.
Debt Instrument [Line Items]
Interest rate on notes		9.25%
Maturity date		2020
Trade Receivable Facility
Debt Instrument [Line Items]
Debt instrument maturity period	Sep. 30, 2016
Eligible trade receivables	$ 364,419,000	$ 369,575,000
Credit facility borrowing base	282,258,000	$ 313,428,000
Trade Receivable Facility | Credit Agreement Amendment
Debt Instrument [Line Items]
Credit facility commitment	$ 250,000,000
Trade Receivable Facility | London Interbank Offered Rate(LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	0.70%